Earnings per share (Tables)	3 Months Ended
Mar. 31, 2024
Earnings per share [Abstract]
Earnings per share
Average number of outstanding diluted shares for the three-month period ended March 31, 2024 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the three-month period ended March 31, 2023) on the settlement of the Green Exchangeable Notes (Note 15) and the potential issuance of 261,803 shares (224,063 shares for the three-month period ended March 31, 2023) under the long-term incentive plans granted to employees.

Item	For the three-month period ended March 31,
	2024	2023
	($ in thousands)
Loss attributable to Atlantica	(5,392)	(10,990)
Average number of ordinary shares outstanding (thousands) - basic	116,159	116,140
Average number of ordinary shares outstanding (thousands) - diluted	119,768	119,712
Earnings per share for the period (U.S. dollar per share) - basic	(0.05)	(0.09)
Earnings per share for the period (U.S. dollar per share) - diluted (*)	(0.05)	(0.09)

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the three-month periods ended March 31, 2024, and 2023, as they have an antidilutive effect.